Consolidated Statement of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Common stock issued under employee plans (in shares)	7,687,026	9,961,389	15,091,320
Purchases of treasury stock under employee plans (in shares)	1,313,569	1,666,069	2,406,007
Sales of treasury stock under employee plans (in shares)	1,264,232	1,849,883	2,746,169
Other treasury shares purchased, not retired (in shares)	71,504,867	73,121,942	61,246,371